Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Gabelli SRI Fund, Inc.
Prospectus Date	rr_ProspectusDate	Jul. 29, 2014
Document Creation Date	dei_DocumentCreationDate	May 20, 2015